Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue
Schedule of disaggregated revenues

	Years Ended December 31,
	2018	2017
Subscription revenues	$794,097	$785,717
Transaction revenues	177,523	181,590
Total revenues, gross	971,620	967,307
Deferred revenues adjustment(1)	(3,152)	(49,673)
Total Revenues, net	$968,468	$917,634
(1)

This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

Schedule of contract balances

		Current portion	Non-current
	Accounts	of deferred	portion of
	receivables	revenues	deferred revenues
Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
Increase/(decrease)	$(13,487)	$(29,842)	$(1,316)

Opening (1/1/2017)	$361,586	$333,944	$18,602
Closing (12/31/2017)	317,808	361,260	15,796
Increase/(decrease)	$43,778	$(27,316)	$2,806